Pledged Assets - Summary of Pledged Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Pledged Assets [Line Items]
Assets pledged	$ 118,397	$ 4,216	$ 37,822
Land
Disclosure Of Pledged Assets [Line Items]
Property, plant and equipment	14,962	533	14,962
Buildings
Disclosure Of Pledged Assets [Line Items]
Property, plant and equipment	22,204	791	$ 22,860
Testing Equipment
Disclosure Of Pledged Assets [Line Items]
Property, plant and equipment	58,808	2,094
Prepayments for Equipment
Disclosure Of Pledged Assets [Line Items]
Shown as “Other non-current assets” Prepayment for equipment	$ 22,423	$ 798